Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
2025 Pay vs Performance Disclosure
Tabular Pay vs. Performance Disclosures
(1)

	Summary		Average Summary	Average	Value of Fixed $100 Investment Based On:
Year	Compensation Table Total for PEO	Compensation Actually Paid to PEO (2)	Compensation Table Total for Non-PEO NEOs	Compensation Actually Paid for Non-PEO NEOs (2)	DNOW Total Shareholder Return (3)	Peer Group Total Shareholder Return (3)	Net Income (Loss) ($ in millions)	EBITDA (4)

2025	$7,118,605	$7,661,604	$1,429,609	$1,607,271	$184.54	$181.72	($89)	$209

2024	$6,081,037	$7,015,251	$1,548,036	$1,704,142	$181.20	$175.53	$78	$176

2023	$5,580,418	$3,130,263	$1,448,379	$1,035,809	$157.66	$198.71	$250	$184

2022	$5,462,901	$10,850,759	$1,439,842	$2,421,547	$176.88	$194.98	$128	$175

2021	$5,988,481	$5,474,012	$1,329,206	$1,291,068	$118.94	$120.74	$5	$45

1.	Mr. Cherechinsky served as our principal executive officer for the full year for each of 2025, 2024, 2023, 2022, and 2021.

For 2025, our non-PEO named executive officers included Mr. Johnson, Mr. Chang, Ms. Munson, Ms. Surratt, and Ms. Anderson.

For each of 2024, 2023, 2022, and 2021, our non-PEO named executive officers included Mr. Johnson, Mr. Chang, Ms. Munson, and Ms. Surratt.

2.	Equity compensation fair value calculated based on assumptions determined in accordance with FASB ASC Topic 718.

3.
For each of 2025, 2024, 2023, 2022 and 2021, total shareholder return for the Company and the peer group was calculated as the yearly percentage change in cumulative total shareholder return based on a deemed fixed investment of $100 at market close on December 31, 2020. The yearly percentage change in cumulative total shareholder return was measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for the period from December 31, 2020 through and including the last day of the covered fiscal year (the “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between stock price per share at the end and the beginning of the Measurement Period, divided by (b) stock price per share at the beginning of the Measurement Period. For purposes of this pay versus performance disclosure, our peer group consists of the PHLX Oil Service Sector Index. Because fiscal years are presented in the table in reverse chronic order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.

4.
EBITDA is reconciled in the Company’s 2025 Form
10-K
to the most comparable GAAP financial measure. This financial measure excludes the impact of certain other amounts and is not calculated in accordance with GAAP.

PEO Compensation Actually Paid Calculation Detail

	Year
Compensation Element	2021	2022	2023	2024	2025
SCT Reported Total Compensation	$5,988,481	$5,462,901	$5,580,418	$6,081,037	$7,118,605
Aggregate SCT Reported Equity Compensation (-)	$4,305,835	$3,232,886	$3,331,165	$3,765,881	$4,555,071
Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year (+)	$3,548,758	$5,111,796	$2,543,085	$3,650,088	$3,628,303
Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years (+)	$53,500	$3,436,810	($1,654,346)	$628,952	$320,607
Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year (+)	$0	$0	$0	$0	$0
Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year (+)	$189,108	$72,138	($7,729)	$421,055	$1,643,012
Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year (+)	$0	$0	$0	$0	($493,852)

Compensation Actually Paid Determination	$5,474,012	$10,850,759	$3,130,263	$7,015,251	$7,661,604

Non-PEO
NEOs Average Compensation Actually Paid Calculation Detail

	Year
Compensation Element	2021	2022	2023	2024	2025
SCT Reported Total Compensation	$1,329,206	$1,439,842	$1,448,379	$1,548,036	$1,429,609
Aggregate SCT Reported Equity Compensation (-)	$667,673	$579,239	$596,830	$723,997	$633,418
Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year (+)	$550,281	$915,878	$455,634	$702,119	$588,790
Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years (+)	$20,191	$626,032	($267,774)	$112,690	$46,917
Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year (+)	$0	$0	$0	$0	$10,658
Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year (+)	$59,063	$19,034	($3,600)	$65,293	$235,496
Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year (+)	$0	$0	$0	$0	($70,781)

Compensation Actually Paid Determination	$1,291,068	$2,421,547	$1,035,809	$1,704,142	$1,607,271

Company Selected Measure Name	EBITDA
Named Executive Officers, Footnote
For 2025, our non-PEO named executive officers included Mr. Johnson, Mr. Chang, Ms. Munson, Ms. Surratt, and Ms. Anderson.

For each of 2024, 2023, 2022, and 2021, our non-PEO named executive officers included Mr. Johnson, Mr. Chang, Ms. Munson, and Ms. Surratt.

Peer Group Issuers, Footnote	For each of 2025, 2024, 2023, 2022 and 2021, total shareholder return for the Company and the peer group was calculated as the yearly percentage change in cumulative total shareholder return based on a deemed fixed investment of $100 at market close on December 31, 2020. The yearly percentage change in cumulative total shareholder return was measured as the quotient of (a) the sum of (i) the cumulative amount of dividends for the period from December 31, 2020 through and including the last day of the covered fiscal year (the “Measurement Period”), assuming dividend reinvestment, plus (ii) the difference between stock price per share at the end and the beginning of the Measurement Period, divided by (b) stock price per share at the beginning of the Measurement Period. For purposes of this pay versus performance disclosure, our peer group consists of the PHLX Oil Service Sector Index. Because fiscal years are presented in the table in reverse chronic order (from top to bottom), the table should be read from bottom to top for purposes of understanding cumulative returns over time.
PEO Total Compensation Amount	$ 7,118,605	$ 6,081,037	$ 5,580,418	$ 5,462,901	$ 5,988,481
PEO Actually Paid Compensation Amount	$ 7,661,604	7,015,251	3,130,263	10,850,759	5,474,012
Adjustment To PEO Compensation, Footnote
PEO Compensation Actually Paid Calculation Detail

	Year
Compensation Element	2021	2022	2023	2024	2025
SCT Reported Total Compensation	$5,988,481	$5,462,901	$5,580,418	$6,081,037	$7,118,605
Aggregate SCT Reported Equity Compensation (-)	$4,305,835	$3,232,886	$3,331,165	$3,765,881	$4,555,071
Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year (+)	$3,548,758	$5,111,796	$2,543,085	$3,650,088	$3,628,303
Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years (+)	$53,500	$3,436,810	($1,654,346)	$628,952	$320,607
Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year (+)	$0	$0	$0	$0	$0
Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year (+)	$189,108	$72,138	($7,729)	$421,055	$1,643,012
Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year (+)	$0	$0	$0	$0	($493,852)

Compensation Actually Paid Determination	$5,474,012	$10,850,759	$3,130,263	$7,015,251	$7,661,604

Non-PEO NEO Average Total Compensation Amount	$ 1,429,609	1,548,036	1,448,379	1,439,842	1,329,206
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,607,271	1,704,142	1,035,809	2,421,547	1,291,068
Adjustment to Non-PEO NEO Compensation Footnote
Non-PEO
NEOs Average Compensation Actually Paid Calculation Detail

	Year
Compensation Element	2021	2022	2023	2024	2025
SCT Reported Total Compensation	$1,329,206	$1,439,842	$1,448,379	$1,548,036	$1,429,609
Aggregate SCT Reported Equity Compensation (-)	$667,673	$579,239	$596,830	$723,997	$633,418
Fair Value at Fiscal Year End of Outstanding and Unvested Equity Awards Granted in the Fiscal Year (+)	$550,281	$915,878	$455,634	$702,119	$588,790
Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Fiscal Years (+)	$20,191	$626,032	($267,774)	$112,690	$46,917
Fair Value at Vesting of Equity Awards Granted and Vested in the Fiscal Year (+)	$0	$0	$0	$0	$10,658
Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Fiscal Years that Vested in the Fiscal Year (+)	$59,063	$19,034	($3,600)	$65,293	$235,496
Fair Value as of the Prior Fiscal Year End of Equity Awards Granted in Prior Fiscal Years that Failed to Meet Vesting Conditions in the Fiscal Year (+)	$0	$0	$0	$0	($70,781)

Compensation Actually Paid Determination	$1,291,068	$2,421,547	$1,035,809	$1,704,142	$1,607,271

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Tabular List, Table
The following lists what we believe represent the most important performance measures used to link compensation actually paid to our PEO and non-PEO
NEOs for 2025 to our performance:

1.	EBITDA 2. Net Working Capital (NWC) 3. Return on Capital Employed (ROCE) 4. Relative TSR (rTSR)

Total Shareholder Return Amount	$ 184.54	181.2	157.66	176.88	118.94
Peer Group Total Shareholder Return Amount	181.72	175.53	198.71	194.98	120.74
Net Income (Loss)	$ (89)	$ 78	$ 250	$ 128	$ 5
Company Selected Measure Amount	209	176	184	175	45
PEO Name	Mr. Cherechinsky	Mr. Cherechinsky	Mr. Cherechinsky	Mr. Cherechinsky	Mr. Cherechinsky
Measure:: 1
Pay vs Performance Disclosure
Name	EBITDA
Non-GAAP Measure Description	EBITDA is reconciled in the Company’s 2025 Form
10-K
	to the most comparable GAAP financial measure. This financial measure excludes the impact of certain other amounts and is not calculated in accordance with GAAP.
Measure:: 2
Pay vs Performance Disclosure
Name	Net Working Capital (NWC)
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Capital Employed (ROCE)
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR (rTSR)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (4,555,071)	$ (3,765,881)	$ (3,331,165)	$ (3,232,886)	$ (4,305,835)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	320,607	628,952	(1,654,346)	3,436,810	53,500
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,628,303	3,650,088	2,543,085	5,111,796	3,548,758
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,643,012	421,055	(7,729)	72,138	189,108
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(493,852)	0	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(633,418)	(723,997)	(596,830)	(579,239)	(667,673)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	46,917	112,690	(267,774)	626,032	20,191
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	588,790	702,119	455,634	915,878	550,281
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,658	0	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	235,496	65,293	(3,600)	19,034	59,063
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (70,781)	$ 0	$ 0	$ 0	$ 0